Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Detailed Information about Cash and Cash Equivalents

	2024	2023	2022

Cash at bank and in hand	1,478	1,614	1,827

Short-term deposits	152	340	345

Money market investments	1,838	2,120	1,230

On December 31	3,469	4,074	3,402

Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	2,240	3,416	5,072

Income from security lending programs	4	7	7

Weighted effective interest rate on short-term deposits	3.17%	3.90%	1.70%

Average maturity on short-term deposits (in days)	5	11	17

Summary of Net Cash and Cash Equivalents
Cash and cash equivalent balances that are not available for use by the group is EUR 141 million (2023: EUR 98 million, 2022: EUR 93 million).

	Note	2024	2023	2022

Cash and cash equivalents		3,469	4,074	3,402

Cash classified as Assets held for sale		-	-	5,085

Net cash and cash equivalents		3,469	4,074	8,486

Disclosure of Detailed Information of Cash Flow Statement

Summary cash flow statement	2024	2023	2022

Net cash flows from operating activities	762	864	2,672

Net cash flows from investing activities	300	(1,996)	733

Net cash flows from financing activities	(1,755)	(3,241)	(1,834)

Net increase / (decrease) in cash and cash equivalents	(694)	(4,373)	1,570

Net cash and cash equivalents on December 31, are impacted by:

Positive (negative) effects of changes in exchange rates	88	(38)	55

Summary of Reconciliation of Liabilities Arising from Financing Activities
The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2024	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Net exchange difference	December 31, 2024

Subordinated borrowings	2,244	-	(700)	-	-	-	5	104	1,653

Trust pass-through securities	111	-	-	-	-	(5)	(1)	7	113

Borrowings	2,356	700	(209)	-	-	-	3	162	3,013

Assets held to hedge Trust pass-through securities	(14)	-	-	-	(5)	-	-	(1)	(20)

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2023	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Net exchange difference	December 31, 2023

Subordinated borrowings	2,295	-	-	-	-	-	3	(54)	2,244

Trust pass-through securities	118	-	-	-	-	(3)	(1)	(4)	111

Borrowings	4,051	1,604	(3,239)	(8)	-	-	2	(54)	2,356

Assets held to hedge Trust pass-through securities	(11)	-	-	-	(3)	-	-	-	(14)